ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses as of December 31, 2025 and 2024 were as follows:

	2025	2024

Trade payables (1)	$4,735,670	$1,664,633
Accrued interest	955,954	743,571
Accrued development cost	940,634	1,078,918
Accrued employee benefits and related obligations	1,488,051	1,245,647
Accrued professional service fees	2,637,119	2,488,320
Other accrued expenses	937,389	1,135,826
Total	$11,694,817	$8,356,915
(1)Trade payables are non-interest bearing and are normally settled on 30-day terms.